SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Credit Loss [Abstract]
Balance at beginning of the year	$ 2,393,968	$ 2,009,779	$ 1,222,983
Current year addition	1,407,985	334,743	800,423
Exchange differences	(33,051)	49,446	(13,627)
Balance at end of the year	$ 3,768,902	$ 2,393,968	$ 2,009,779